SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

PBF ENERGY RETIREMENT SAVINGS PLAN
EIN 27-2198168 PLAN NO. 002
SCHEDULE H, PART IV, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
		(c) Description of investment, including
	(b) Identity of issuer, borrower,	maturity date, rate of interest,	(d)	(e) Current
	(a) lessor, or similar party	collateral, par or maturity value	Cost	Value
Common Stock
*	PBF Energy Inc.	Class A Common Stock	**	$16,282,677
Mutual Funds
	Dodge and Cox	Dodge & Cox Income Fund; Class X	**	807,742
	PIMCO	PIMCO Income Fund; Institutional Class	**	3,446,229
	Victory Capital Management Inc.	Victory Sycamore Established Value Fund, Class l R6	**	1,514,940
*	The Vanguard Group	Vanguard Federal Money Market Fund	**	34,038,530
*	The Vanguard Group	Vanguard Institutional Index Fund Institutional Shares	**	173,740,910
*	The Vanguard Group	Vanguard International Growth Fund Admiral Shares	**	31,956,003
*	The Vanguard Group	Vanguard Mid-Cap Growth Index Fund Admiral Shares	**	32,272,958
*	The Vanguard Group	Vanguard Mid-Cap Index Fund Admiral Shares	**	2,503,020
*	The Vanguard Group	Vanguard Small-Cap Index Fund Institutional Shares	**	57,895,969
*	The Vanguard Group	Vanguard Total Bond Market Index Fund Admiral Shares	**	52,875,593
*	The Vanguard Group	Vanguard Total International Stock Index Fund Institutional Shares	**	64,443,757
*	The Vanguard Group	Vanguard U.S. Growth Fund Admiral Shares	**	60,618,307
*	The Vanguard Group	Vanguard Wellington Fund Admiral Shares	**	28,833,303
*	The Vanguard Group	Vanguard Windsor II Fund Admiral Shares	**	28,435,331
Common Collective Trusts
*	The Vanguard Group	Vanguard Target Retirement 2020 Trust II	**	13,536,386
*	The Vanguard Group	Vanguard Target Retirement 2025 Trust II	**	39,215,414
*	The Vanguard Group	Vanguard Target Retirement 2030 Trust II	**	78,872,508
*	The Vanguard Group	Vanguard Target Retirement 2035 Trust II	**	85,684,942
*	The Vanguard Group	Vanguard Target Retirement 2040 Trust II	**	85,781,357
*	The Vanguard Group	Vanguard Target Retirement 2045 Trust II	**	86,524,746
*	The Vanguard Group	Vanguard Target Retirement 2050 Trust II	**	77,785,308
*	The Vanguard Group	Vanguard Target Retirement 2055 Trust II	**	55,262,360
*	The Vanguard Group	Vanguard Target Retirement 2060 Trust II	**	28,927,414
*	The Vanguard Group	Vanguard Target Retirement 2065 Trust II	**	8,033,964
*	The Vanguard Group	Vanguard Target Retirement 2070 Trust II	**	936,684
*	The Vanguard Group	Vanguard Target Retirement Income Trust II	**	9,233,353
*	The Vanguard Group	Vanguard Target Retirement Income and Growth Trust II	**	794,633
				$1,160,254,338
*	Participants	Participant loans maturing 2026 to 2035 at interest rates of 4.25% - 9.50%	**	22,387,504
				$1,182,641,842
*	Denotes party-in-interest to the Plan.
**	Omitted all participant-directed transactions under an individual account plan.